Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reserves

	Share premium	Capital reserve (note (a))	Hedging reserve	Statutory reserve (note (b))	Other reserves	Retained profits	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
At 1 January 2016	22,327	(778)	(51)	184	(2,579)	5,168	24,271
Unrealized gains on cash flow hedges (note 39)	—	—	107	—	—	—	107
Fair value movements in available-for-sale investments	—	—	—	—	36	—	36
Fair value changes of available-for-sale investments held by an associate	—	—	—	—	(1)	—	(1)
Actuarial gains on post-retirement benefit obligations	—	—	—	—	(403)	—	(403)
Transfer from retained profits	—	—	—	144	—	(144)	—
Issue of shares	7,213	—	—	—	—	—	7,213
Profit for the year	—	—	—	—	—	4,498	4,498
Interim 2016 dividend (note 48)	—	—	—	—	—	(738)	(738)

At 31 December 2016	29,540	(778)	56	328	(2,947)	8,784	34,983

At 1 January 2017	29,540	(778)	56	328	(2,947)	8,784	34,983
Unrealized gains on cash flow hedges (note 39)	—	—	35	—	—	—	35
Fair value movements in available-for-sale investments	—	—	—	—	110	—	110
Fair value changes of available-for-sale investments held by an associate	—	—	—	—	10	—	10
Actuarial gains on post-retirement benefit obligations	—	—	—	—	122	—	122
Transfer from retained profits	—	—	—	212	—	(212)	—
Issue of shares	—	—	—	—	—	—	—
Profit for the year	—	—	—	—	—	6,342	6,342
Final 2016 dividend	—	—	—	—	—	(709)	(709)

At 31 December 2017	29,540	(778)	91	540	(2,705)	14,205	40,893

Notes:

(a)	Capital reserve

Capital reserve represents the difference between the fair value of the net assets injected and the nominal amount of the Company’s share capital issued in respect of a group restructuring carried out in June 1996 for the purpose of the Company’s listing.

(b)	Reserve funds

According to the PRC Company Law, the Company is required to transfer a portion of the profits to the statutory reserve. The transfer to this reserve must be made before distribution of dividends to shareholders and when there are retained profits at the end of the financial year.